FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2015	Feb. 28, 2014
Financial Liabilities
Warrant liability	$ 1,239	$ 1,360
Fair Value Inputs Total Level 2 And Level 3 [Member]
Financial Assets
Foreign exchange forward contracts		19
Financial Liabilities
Warrant liability	603	1,360
Level 2 [Member]
Financial Assets
Foreign exchange forward contracts		19
Level 3 [Member]
Financial Liabilities
Warrant liability	$ 603	$ 1,360